BALANCE SHEET COMPONENTS - Inventory, net (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
BALANCE SHEET COMPONENTS
Finished goods	$ 2,016	$ 2,970
Raw materials	366	303	$ 269
Allowance for excess and obsolete inventory	(35)	(35)
Total inventory	$ 2,346	$ 3,238	$ 3,535